Net trading income (Table)	12 Months Ended
Dec. 31, 2021
Trading income (expense) [abstract]
Net trading income

	2021	2020	2019
	£m	£m	£m
Net gains on financial instruments held for trading	3,992	5,342	2,941
Net gains on financial instruments designated at fair value	692	700	256
Net gains on financial instruments mandatorily at fair value	1,110	987	1,038
Net trading income	5,794	7,029	4,235